Vessels, net - Consolidated Statement of Financial Position (Table) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2019 USD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	$ 83,750
Additions	(5)
Depreciation & Amortization	(3,180)
Balance	80,565
Carrying Amount
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	83,750
Additions	(5)
Depreciation & Amortization	(3,180)
Balance	80,565
Vessels | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	179,427
Additions	0
Balance	179,427
Vessels | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(97,280)
Depreciation & Amortization	(2,270)
Balance	(99,550)
Dry docking | Gross carrying amount
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	6,978
Additions	(5)
Balance	6,973
Dry docking | Accumulated depreciation, amortisation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Balance	(5,375)
Depreciation & Amortization	(910)
Balance	$ (6,285)